EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Net income	$ 1,516	$ 861
Net income attributable to non-controlling interests	(78)	(206)
Net income attributable to equity holders of Barrick Gold Corporation - Diluted	1,438	655
Net income attributable to equity holders of Barrick Gold Corporation - Basic	$ 1,438	$ 655
Weighted average shares outstanding - Basic (in shares)	1,166	1,165
Weighted average shares outstanding - Diluted (in shares)	1,166	1,165
Basic earnings per share data attributable to the equity holders of Barrick Gold Corporation (in USD per share)	$ 1.23	$ 0.56
Diluted earnings per share data attributable to the equity holders of Barrick Gold Corporation (in USD per share)	$ 1.23	$ 0.56